Subsequent Events (Details) - USD ($)				1 Months Ended			12 Months Ended
	Mar. 18, 2024	Jan. 22, 2024	Nov. 07, 2023	Mar. 31, 2024	Jan. 31, 2024	Nov. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Subsequent Event [Line Items]
Shares issued on exercise of share options (in shares)							410,302	0	0
Long-term debt							$ 1,618,800,000	$ 1,191,100,000
2028 Notes
Subsequent Event [Line Items]
Principal						$ 1,025,000,000.000
Debt instrument, interest rate			10.00%				10.00%
Issue price %			97.75%
Proceeds from debt, net of discount and issuance costs			$ 1,001,900,000
Principal issued			$ 1,025,000,000			$ 1,025,000,000
Long-term debt							$ 950,000,000.0	0
$250m Convertible Bonds
Subsequent Event [Line Items]
Principal							250,000,000			$ 250,000,000
Debt instrument, interest rate										5.00%
Long-term debt							$ 250,000,000.0	$ 0
Subsequent event
Subsequent Event [Line Items]
Dividend paid per share (in USD per share)	$ 0.05	$ 0.05		$ 0.05	$ 0.05
Dividends paid		$ 11,900,000
Shares issued on exercise of share options (in shares)				303,336	108,000
Subsequent event | 2028 Notes
Subsequent Event [Line Items]
Principal				$ 200,000,000
Debt instrument, interest rate				10.00%
Issue price %				102.50%
Proceeds from debt, net of discount and issuance costs				$ 211,900,000
Subsequent event | $250m Convertible Bonds
Subsequent Event [Line Items]
Debt repurchase amount				10,600,000
Long-term debt				$ 239,400,000